Weil, Gotshal & Manges LLP
767 Fifth Avenue
New York, New York 10153

July 1, 2005

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20002
Attn: Mr. Barry McCarty

    Re:
    Refco Inc.
    Registration Statement on Form S-1
    File No. 333-123969

Dear Mr. McCarty:

        On behalf of our client, Refco Inc. (the "Company"), we are transmitting herewith via the EDGAR system for filing with the Commission Amendment No. 2 (the "Amendment") to the Registration Statement on Form S-1 (the "Registration Statement") of the Company (File No. 333-123969), together with exhibits thereto.

        Set forth below in bold are each of the comments in the Staff's letter of June 16, 2005. Immediately following each of the Staff's comments is the Company's response to that comment, including where applicable, a cross-reference to the location of changes made in response to the Staff's comment. For your convenience, each of the numbered paragraphs below corresponds to the numbered comment in the Staff's comment letter and includes the caption used in the comment letter.

  General

1.
We note your response to prior comment number one. We will process your amendments without a price range and other missing information (e.g., disclosure regarding the effect of dilution). Since the price range triggers a number of disclosure matters, we will need sufficient time to process the amendments when it is included. Please understand that its effect on disclosure throughout the document may cause us to raise issues on areas not previously commented on and we may take a significant amount of time to review your document.

    The Company acknowledges the Staff's comment. The Company intends to disclose by an amendment to the Registration Statement the proposed price range and the number of shares of common stock to be offered by the Company and the selling shareholders in the offering.

2.
We note your comment to prior comment number 5. Please remove language like "we cannot assure you" on page 121 and elsewhere throughout the document.

    The Company has complied with the Staff's comment by deleting the phrase identified by the Staff throughout the Amendment. See page 129.

  Risk Factors

  Our substantial indebtedness…—page 25

3.
Revise this risk factor to discuss your cash flows available to cover your annual interest expense.

    The Company has complied with the Staff's comment by revising the disclosure as requested. See page 25.

4.
Revise this risk factor to discuss the increases in your interest expense for each 100 basis point rise in interest rates and to place the discussion under a separate heading.

    The Company has complied with the Staff's comment by placing the disclosure identified by the Staff under a separate heading. See page 26.

  Business, page 77
  Legal Proceedings, page 89

5.
We are aware that civil claims against Refco Overseas Limited and Refco Securities S.A. have been in process since April 25, 2003 before the Commercial Court (Tribunal de Commerce) in Paris, France at the request of Gerard Sillam. We are also aware that there are criminal proceedings in France in which Refco's name appears. We do not see any reference to these claims in your disclosure. Revise this section to provide the disclosure required by Item 103 of Regulation S-K.

    [Confidential treatment requested under 17 CFR 200.83]

  Principal and Selling Shareholders, page 99

6.
We note your response to prior comment number 20. Please disclose which selling shareholders are registered broker-dealers or affiliates of broker-dealers.

    The Company acknowledges the Staff's comment. The Company intends to disclose by amendment to the Registration Statement all of the selling securityholders and their affiliations with registered broker-dealers.

7.
For the selling shareholders that are broker-dealers, revise the disclosure to clarify that those selling shareholders may be statutory underwriters. Any selling shareholder who is an affiliate of a broker-dealer must make the following representations:

  a.
  that they purchased the securities in the ordinary course of business; and

  b.
  at the time of the purchase, the selling shareholder had no agreements or understandings, directly or indirectly, with any person to distribute the securities.

  If they are unable to make these representations, your disclosure should indicate that they may be deemed underwriters.

    The Company reconfirms to the Staff that none of the selling shareholders is a registered broker-dealer. The Company is currently confirming that each selling shareholder that is an affiliate of a registered broker-dealer is able to and will make the foregoing representations.

  Certain Relationships and Related Transactions, page 101
  The Equity Purchase and Contribution Agreement, page 103

8.
We note your response to prior comment number 16. Please include the registrant as part of the diagram.

    The Company notes that the diagram identified by the Staff shows the Company's structure prior to the offering contemplated by the Amendment, which pre-dates the incorporation of the registrant. The Company has added the diagram showing the Company's structure following the offering on page 109.

  Shares Eligible for Future Sale—page 114

9.
We note your response to prior comment number 19. Please include your legal analysis in the Form S-1 explaining the reasons supporting your reliance on exemptions, including 4(2) and Rule 701 of the Securities Act.

    The Company advises the Staff that, although the Company has not sold any unregistered securities, the Company anticipates, in connection with the proposed reincorporation of the Company described in the Amendment, that it will undertake unregistered sales of its securities to certain existing securityholders of New Refco. The Company will effect any such transactions in accordance with the provisions of the Securities Act, and will disclose such transactions under Item 15 of Part II of the Registration Statement.

  Exhibit 5.1

10.
Please confirm that for the purposes of Weil Gotshal & Manges' legal opinion the term "corporate laws of the State of Delaware" includes the constitution, statutes and case law of the State of Delaware, as they affect the interpretation or operations of the General Corporation Law of Delaware.

    The Company confirms that for the purposes of Weil Gotshal & Manges LLP's legal opinion the term "corporate laws of the State of Delaware" includes the constitution, statutes and case law of the State of Delaware.

        We would very much appreciate receiving the Staff's comments, if any, with respect to the Amendment as promptly as applicable. If it would expedite the review of the information provided herein, please do not hesitate to call the undersigned at (212) 310-8971.

Sincerely yours,
/s/ ALEXANDER D. LYNCH Alexander D. Lynch
cc:
Phillip R. Bennett